Stock-Based Compensation - Summary of Option Activities (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Range of Exercise Prices
Options Outstanding (in shares)	551
Weighted Average Exercise Price (in dollars per share)	$ 28.85
Options Exercisable (in shares)	72
Weighted Average Exercise Price (in dollars per share)	$ 3.50
Weighted Average Remaining Contractual Life (In years)	2 months 12 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	72	89
Weighted Average Exercise Price (in dollars per share)	$ 3.50	$ 3.49
Options Exercisable (in shares)	72	89
Weighted Average Exercise Price (in dollars per share)	$ 3.50	$ 3.49
Weighted Average Remaining Contractual Life (In years)	2 months 12 days	8 months 12 days
$32.68 - $32.68
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 32.68
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 32.68
Options Outstanding (in shares)	479
Weighted Average Exercise Price (in dollars per share)	$ 32.68
Weighted Average Remaining Contractual Life (In years)	0 years